SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 441,827,352	$ 341,107,697	$ 316,185,694
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,814,269	15,732,066	43,997,078
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,164,856	856,757	7,747,266
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	519,227	81,246	1,558,828
Belgium [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	115,498	244,416	1,319,670
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	22,248,618	69,270,852	48,504,587
Czech Republic and Slovakia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,427	645,756	1,806,237
Bulgaria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	162,794	60,928	1,886,258
UK [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,358,569	7,115,464	6,055,612
Turkey [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,239,051	3,391,385	2,184,793
Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,636,374	2,063,336	8,412,013
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,424,286	5,337,190	25,719,756
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	80,690,969	104,799,396	149,192,098
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	195,218,069	137,148,042	97,038,992
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	46,261,046	20,328,345	26,943,051
South Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,801,036	8,751	0
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,596,174	8,400,530	7,783,075
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	46,403,021	2,400,047	1,837,797
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,851,457	57,774,158	31,313,082
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 31,005,580	$ 10,248,428	$ 2,077,599